Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	21,943,260
Proposed Maximum Offering Price per Unit	4.69
Maximum Aggregate Offering Price	$ 102,913,889.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,212.41
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is also registering an indeterminate number of additional common shares issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Consists of up to 21,943,260 common shares being registered for resale by the selling shareholder named in this registration statement (the “Selling Shareholder”), including (a) up to 21,276,593 common shares that the Registrant may elect, in its sole discretion, to issue and sell to the Selling Shareholder, from time to time under a purchase agreement dated August 13, 2026, by and between the Registrant and the Selling Shareholder (the “Purchase Agreement”), and subject to applicable stock exchange rules, and (b) up to 666,667 common shares issuable upon conversion of commitment notes issued or to be issued to the Selling Shareholder as consideration for the Selling Shareholder entering into the Purchase Agreement.

Estimated solely for the purpose of computing the registration fee for the common shares being registered in accordance with Rule 457(c) under the Securities Act, based upon a proposed maximum aggregate offering price per common share of $4.69 per common share, the average of the high ($4.87) and low ($4.51) prices per share of the common shares as reported on The Nasdaq Capital Market on August 12, 2026 (within five business days of filing).